Employee benefits	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Employee benefits	Employee benefits
18.1.    Accounting policy
18.1.1.    Short-term obligations
Liabilities in connection with short-term employee benefits are measured on a non-discounted basis and are expensed as the related service is provided.
The liability is recognized for the expected amount to be paid under the plans of cash bonus or short-term profit sharing if the Group has a legal or constructive obligation of paying this amount due to past service provided by employees and the obligation may be reliably estimated.
18.1.2.    Share-based payment
The Group has equity settled share-based payment plans, under which the management commits shares to employees and non-employees in exchange for services.
The cost of equity-settled transactions with employees is measured using their fair value at the date they are granted. The cost is expensed together with a corresponding increase in equity over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share. See Note 15.
18.1.3.    Profit-sharing and bonus plans
The Group recognizes a liability and an expense for bonuses and profit-sharing. Bonus and profit-sharing are payable in cash and the amount payable in total and to each individual is based upon different factors: adjusted net income, global goals, department goals and individual performance assessment. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.
18.2.    Significant judgments, estimates and assumptions
18.2.1.    Share-based payment
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Group uses certain methodologies to estimate fair value which include the following:
•estimation of fair value based on equity transactions with third parties close to the grant date;
•other valuation techniques including option pricing models such as Black-Scholes.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.
18.3.    Employee benefits expenses

	2022	2021	2020

Wages and salaries	1,727,760	1,055,959	483,600
Social security costs	353,789	258,488	138,960
Profit sharing and annual bonuses	213,942	61,629	89,973
Share-based payments	213,076	113,169	120,777
	2,508,567	1,489,245	833,310
18.4.    Share-based payment plans
The Group provides benefits to employees and board members of the Group through share-based incentives. The following table outlines the key share-based awards expense and their respective equity or liability balances as of December 31, 2022, 2021 and 2020.

	Equity
	RSU	PSU	Options	Total

Number of shares
Balance as of December 31, 2020	4,370,192	—	32,502	4,402,694
Granted	2,603,810	4,070,000	—	6,673,810
Issued	(136,826)	—	—	(136,826)
Cancelled	(252,028)	—	—	(252,028)
Balance as of December 31, 2021	6,585,148	4,070,000	32,502	10,687,650
Granted	6,171,570	4,606,897	12,657	10,791,124
Issued	(700,092)	—	—	(700,092)
Cancelled	(549,405)	(1,356,530)	—	(1,905,935)
Balance as of December 31, 2022	11,507,221	7,320,367	45,159	18,872,747
18.4.1.    RSU - Restricted share units
The Group offers a Long-term incentive plan (“LTIP”) that enables the grant of equity-based awards to employees and other service providers with respect to its Class A common shares, and it has granted restricted share unit (“RSUs”) to certain key employees under the LTIP to incentivize and reward such individuals. These awards are scheduled to vest over up to ten year period, subject to and conditioned upon the achievement of certain performance conditions. Assuming achievement of these performance conditions, awards are settled in, or exercised for its Class A common shares. If the applicable performance conditions are not achieved, the awards are forfeited for no consideration.
The restricted shares have the following summarized information (amounts in R$):

	RSU
Granted year	Vesting conditions	Weighted average fair value¹	Remaining expected life	Number of Outstanding Awards
2018²	From 4 to 10 years of service	R$ 88.80	0.5 to 5.7 years	3,427,148
2019	From 5 to 10 years of service	R$ 136.08	1.7 to 6.6 years	16,423
2020	From 5 to 10 years of service	R$ 163.18	0.1 to 7.9 years	287,693
2021	From 1 to 10 years of service	R$ 348.49	0.3 to 8.9 years	2,341,735
2022	From 1 to 10 years of service	R$ 49.56	0.4 to 9.1 years	5,434,221
				11,507,220

1 Determined based on the fair value of the equity instruments granted and the exchange rate, both at the grant date.
2 All performance conditions related with this grant were already satisfied.
In December 31, 2022 there are no vested RSU to be issued to beneficiaries. The total expense, including taxes and social charges, recognized as Other income (expenses), net for the program on the year was R$187,518 (2021 - R$100,404 and 2020 - R$120,612).
18.4.2.    PSU - Performance share units
As part of LTIP, the Group granted awards of performance share units (“PSUs”). These awards are equity classified and give beneficiaries the right to receive shares if the Group reaches minimum levels of total shareholder return (“TSR”) for a specific period. The PSUs granted do not result in delivering shares to beneficiaries and expire if the minimum performance condition is not met. The fair value of the awards is estimated at the grant date using the Black-Scholes-Merton pricing model, considering the terms and conditions on which the PSUs were granted, and the related compensation expense is recognized over the vesting period. The performance condition is considered for estimating the grant-date fair value and of the number of PSUs expected to be issued, based on historical data and current expectations and is not necessarily indicative of performance patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the PSUs is indicative of future trends, which may not necessarily be the actual outcome. The main two inputs to the model were: Risk–free interest rate and annual volatility, based on the Company and similar players’ historical stock price.
To estimate the number of awards that are considered vested for accounting purposes we consider exclusively whether the service condition is met but reaching the TSR targets is ignored. As such even, if TSR targets are ultimately not achieved the expense will be recognized and not reversed for those PSUs for which the service condition was met.
The performance shares have the following summarized information (amounts in R$):

	PSU
Granted year	Vesting conditions	Weighted average fair value		Volatility	Risk-free rate	Remaining expected life	Number of Outstanding Awards

2021	5 years of service and achievement of a specified TSR	R$	26.74	71.8%	0.82%	3.4 years	2,849,000
2022	From 2 to 5 years of service and achievement of a specified share price	R$	2.71	76.5% to 83.3%	2.18% to 4.34%	1.3 to 4.8 years	4,471,367
							7,320,367
In December 31, 2022 there are no vested PSU to be issued to beneficiaries.The total expense, including taxes and social charges, recognized as Other income (expenses), net for the program on the year was R$24,704 (2021 - R$12,601 and 2020 - R$ nil).
18.4.3.    Options
The Group has granted awards as stock options, of which the exercise date will be between 3 and 10 years with a fair value estimated at the grant date based on the Black-Scholes-Merton pricing model.
The stock options have the following summarized information (amounts in R$):

	Options
Granted year	Vesting conditions	Weighted average fair value	Method of valuation	Volatility	Remaining expected life	Exercisable at year end	Exercise price	Number of Outstanding Awards

2018	From 5 to 10 years of service	R$ 59.59	Black-scholes	50.00%	0.5 to 5.5 years	12,657	USD24.00	39,999
2019	From 3 to 5 years of service	R$ 81.71	Black-scholes	69.80%	1.5 years	1,935	USD30.00	5,160
								45,159
The total expense, including taxes and social charges, recognized as Other income (expenses), net for the program on the year was R$854 (2021 - R$165 and 2020 - R$165).
18.5.    Labor and social security liabilities

	2022	2021

Accrued annual payments and related social charges	398,891	210,957
Labor liabilities and related social charges	105,550	95,139
Total labor and social security liabilities	504,441	306,096
Current	468,599	273,347
Non-current	35,842	32,749